Share-Based Compensation - Schedule of Share-Based Compensation Activities (Details) - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Activities [Abstract]
Number of shares, Outstanding ending (in Shares)	1,140,920	1,655,928	1,825,729
Weighted average exercise price, Outstanding ending	$ 4.8016	$ 3.8499	$ 4.5778
Weighted average grant-date/modification date fair value, Outstanding ending	$ 11.1808	$ 8.8161	$ 8.5249
Weighted remaining contractual years, Outstanding ending	7 years 14 days	7 years 7 days	7 years 7 months 9 days
Aggregate intrinsic value, Outstanding ending (in Dollars)	$ 12,756,547	$ 14,598,906	$ 15,564,202
Number of shares, Vested and expected to vest (in Shares)			1,655,928
Weighted average exercise price, Vested and expected to vest			$ 3.8499
Weighted average grant-date/modification date fair value Vested and expected to vest			$ 8.8161
Weighted remaining contractual years Vested and expected to vest			7 years 7 days
Aggregate intrinsic value Vested and expected to vest (in Dollars)			$ 14,598,906
Number of shares Exercisable (in Shares)		1,284,872
Weighted average exercise price Exercisable		$ 2.1511
Weighted average grant-date/modification date fair value Exercisable		$ 9.8368
Weighted remaining contractual years Exercisable		6 years 7 months 13 days
Aggregate intrinsic value Exercisable (in Dollars)		$ 12,639,067
Number of shares, Granted to employees, directors, consultants and senior management (in Shares)			759,605
Weighted average exercise price, Granted to employees, directors, consultants and senior management			$ 4.2971
Weighted average grant-date/modification date fair value Granted to employees, directors, consultants and senior management			$ 5.2321
Number of shares, Forfeited (in Shares)		(169,801)	(74,796)
Weighted average exercise price, Forfeited		$ 11.6762	$ 5.1412
Weighted average grant-date/modification date fair value, Forfeited		$ 5.6849	$ 15.5963